UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01737

                      GREAT-WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: August 25, 2005

                      Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for
        The Period Ended August 25, 2005 and Year Ended December 31, 2004

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES
AUGUST 25, 2005
UNAUDITED

------------------------------------------------------------------------------------------- -------- -------------------
ASSETS:
     Investments in securities, market value  (1)                                                 $           6,501,555
     Cash                                                                                                        93,966
     Dividends receivable                                                                                        14,501
     Due from affiliate, net                                                                                    533,989
                                                                                                     -------------------

            Total assets                                                                                      7,144,011
                                                                                                     -------------------

NET ASSETS                                                                                        $           7,144,011
                                                                                                     ===================

NET ASSETS REPRESENTED BY:
     Accumulation units - 348,542 units at $18.95                                                 $           6,604,074
     Reserves for annuities in course of payment                                                                539,937
                                                                                                     -------------------

NET ASSETS                                                                                        $           7,144,011
                                                                                                     ===================

(1)  Cost of investments in securities:                                                           $           4,551,321

See notes to financial statements.






GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 25, 2005
UNAUDITED
------------------------------------------------------------------------------------------------ ----- -----------------


INVESTMENT INCOME:
     Interest                                                                                       $               579
     Dividends                                                                                                   88,141
                                                                                                       -----------------

     Total income                                                                                                88,720
                                                                                                       -----------------

EXPENSES:
     Administration                                                                                              12,012
     Mortality risks                                                                                             16,241
     Investment management and advisory services                                                                 19,575
     Expense risks                                                                                                2,893
                                                                                                       -----------------

     Total expenses                                                                                              50,721
                                                                                                       -----------------

NET INVESTMENT INCOME                                                                                            37,999
                                                                                                       -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                          (11,913)
     Change in net unrealized appreciation on investments                                                       216,179
                                                                                                       -----------------

     Net realized and unrealized gain on investments                                                            204,266
                                                                                                       -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $           242,265
                                                                                                       =================

See notes to financial statements.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED AUGUST 25, 2005 AND YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------------- ---- ----------------- --- ----------------

                                                                                                   2005                 2004
                                                                                             -----------------     ----------------
                                                                                                UNAUDITED
OPERATIONS:
     Net investment income                                                                $            37,999   $           54,087
     Net realized gain (loss) on investments                                                         (11,913)              256,262
     Change in net unrealized appreciation on investments                                             216,179              613,600
                                                                                             -----------------     ----------------

     Net increase in net assets resulting from operations                                             242,265              923,949
                                                                                             -----------------     ----------------

UNIT TRANSACTIONS:
     Surrenders                                                                                      (71,618)            (235,953)
     Annuity payments                                                                                                     (73,035)
     Death payments                                                                                  (46,609)             (82,359)
     Adjustments to net assets allocated to reserves for annuities
         in course of payment                                                                        (34,733)              150,068
                                                                                             -----------------     ----------------

     Net decrease in net assets resulting from unit transactions                                    (152,960)            (241,279)
                                                                                             -----------------     ----------------

     Total increase in net assets                                                                      89,305              682,670

NET ASSETS:
     Beginning of period                                                                            7,054,706            6,372,036
                                                                                             -----------------     ----------------

     End of period                                                                        $         7,144,011   $        7,054,706
                                                                                             =================     ================


OTHER INFORMATION:

UNITS:
     Redeemed during the year:
     Surrender                                                                                        (3,915)             (14,144)
     Death                                                                                            (2,504)              (5,048)
                                                                                             -----------------     ----------------

     Net decrease                                                                                     (6,419)             (19,192)
                                                                                             =================     ================

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

-------------------------------------- -- -------------- -- ------------ -- ------------ -- ---------- --- ---------- ---- ---------
Selected data for an accumulation unit for the periods indicated were as follows:


                                          Period Ended                              Year Ended December 31,
                                                            ------------------------------------------------------------------------
                                           August 25,          2004            2003           2002           2001            2000
                                             2005
                                          --------------    ------------    ------------    ----------     ----------      ---------
                                    UNAUDITED

Unit Value, Beginning of Period        $        18.2556  $      15.7071  $      12.4335  $    13.9968   $    14.3150    $    12.4020

Income from Investment Operations

Net investment income                            0.1306          0.2045          0.2517        0.1544         0.1532          0.1605
Net realized and unrealized gain
(loss)                                           0.5615          2.3440          3.0219      (1.7177)       (0.4714)          1.7525
                                          --------------    ------------    ------------    ----------     ----------      ---------

Total Income (Loss) From

  Investment Operations ?                        0.6921          2.5485          3.2736      (1.5633)       (0.3182)          1.9130
                                          --------------    ------------    ------------    ----------     ----------      ---------

Unit Value, End of Period              $        18.9477  $      18.2556  $      15.7071  $    12.4335   $    13.9968    $    14.3150
                                          ==============    ============    ============    ==========     ==========      =========


Total Return                                      3.78%  ^       16.23%          26.33%      (11.17%)        (2.22%)          15.42%

Net Assets, End of Period              $      6,604,074  $    6,480,036  $    5,876,858  $  5,250,832   $  6,166,806    $  6,744,185

Ratio of Expense to
  Average Net Assets                              1.21%  *        1.21%           1.21%         1.21%          1.27%           1.20%

Ratio of Net Investment Income to
  Average Net Assets                              0.90%  *        0.89%           1.07%         0.94%          0.86%           1.40%

Portfolio Turnover Rate                           2.54%  ^       13.47%          13.49%        37.55%         14.13%          15.42%


? Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

*   Annualized

^ Based on operations for the period shown and, accordingly, are not representative of a full year.


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
AUGUST 25, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), an affiliate of Great-West Life. Prior to August 25, 2005, Variable Annuity Account A was registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the 1940
        Act), and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of Variable Annuity Account A.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. Variable Annuity Account A utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge Variable Annuity Account A if such taxes are imposed in the future.

        Reserves For Annuities In Course of Payment

        Net assets allocated to reserves for annuities in course of payment are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A. At August 25, 2005, Variable Annuity Account A recorded a receivable from GWL&A of $539,937 to cover greater longevity of annuitants than expected.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A, serves as investment adviser. A daily deduction of .0033052% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

        As of August 25, 2005, there were 35 funds for which the committee members served as Directors, one of which is Variable Annuity Account A. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $75,750 for the period ended August 25, 2005. Certain officers of Variable Annuity Account A are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested committee member of Variable Annuity Account A receives any compensation directly from Variable Annuity Account A.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the period ended August 25, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $162,246 and $233,161, respectively. For the period ended August 25, 2005, there were no purchases or sales of long-term U.S. Government securities.

4. ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           March 31, 1972           $         1.50937876
      March 28, 1969             $         1.07468400           June 30, 1972            $         1.46441659
      June 27, 1969              $         1.07583259           September 29, 1972       $         1.41141921
      September 30, 1969         $         1.04319336           December 31, 1972        $         1.43641768
      December 31, 1969          $         1.05956294           March 30, 1973           $         1.14518173
      March 31, 1970             $         1.05322327           June 29, 1973            $          .94975920
      June 30, 1970              $          .86337212           September 28, 1973       $         1.12752636
      September 30, 1970         $          .98057690           December 31, 1973        $          .98798465
      December 31, 1970          $         1.08416020           March 29, 1974           $          .92504974
      March 31, 1971             $         1.28783953           June 28, 1974            $          .84636772
      June 30, 1971              $         1.31417688           September 30, 1974       $          .69582357
      September 30, 1971         $         1.34600160           December 31, 1974        $          .76438983
      December 31, 1971          $         1.40624309           March 31, 1975           $          .85484991


                                                                                                  (Continued)
4.



ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      June 30, 1975              $          .94523691           September 30, 1987       $         3.58107036
      September 30, 1975         $          .86720026           December 31, 1987        $         2.90927633
      December 31, 1975          $          .89703274           March 31, 1988           $         3.03211290
      March 31, 1976             $         1.02654318           June 30, 1988            $         3.14170371
      June 30, 1976              $         1.04254066           December 31, 1988        $         3.24632490
      September 30, 1976         $         1.02175714           March 31, 1989           $         3.40048089
      December 31, 1976          $         1.06312535           June 30, 1989            $         3.66057985
      March 31, 1977             $          .96668709           September 30, 1989       $         4.03595925
      June 30, 1977              $          .97779837           December 31, 1989        $         4.16667314
      September 30, 1977         $          .91543186           March 31, 1990           $         4.10420565
      December 31, 1977          $          .91330430           June 30, 1990            $         4.40575331
      March 31, 1978             $          .88025820           September 30, 1990       $         3.95067300
      June 30, 1978              $          .94981303           December 31, 1990        $         4.09586804
      September 30, 1978         $         1.02175412           March 31, 1991           $         4.67731834
      December 31, 1978          $          .94566769           June 30, 1991            $         4.46997251
      March 31, 1979             $         1.03700469           September 30, 1991       $         4.70629835
      June 30, 1979              $         1.03384794           December 31, 1991        $         5.17489662
      September 30, 1979         $         1.07966980           March 31, 1992           $         5.00089395
      December 31, 1979          $         1.09861144           June 30, 1992            $         4.90045709
      March 31, 1980             $         1.02778990           September 30, 1992       $         4.94334533
      June 30, 1980              $         1.15888482           December 31, 1992        $         5.39680799
      September 30, 1980         $         1.24125856           March 31, 1993           $         5.70268053
      December 31, 1980          $         1.34937658           June 30, 1993            $         5.91443136
      March 31, 1981             $         1.34420316           September 30, 1993       $         6.20352631
      June 30, 1981              $         1.31151501           December 31, 1993        $         6.24551098
      September 30, 1981         $         1.21957549           March 31, 1994           $         6.07099873
      December 31, 1981          $         1.34034823           June 30, 1994            $         5.98373289
      March 31, 1982             $         1.22060069           September 30, 1994       $         6.21184797
      June 30, 1982              $         1.21747890           December 31, 1994        $         6.07070336
      September 30, 1982         $         1.32107048           March 31, 1995           $         6.43386353
      December 31, 1982          $         1.54829628           June 30, 1995            $         6.93539739
      March 31, 1983             $         1.72492408           September 30, 1995       $         7.34349110
      June 30, 1983              $         1.88999803           December 31, 1995        $         7.50058268
      September 30, 1983         $         1.85391985           March 31, 1996           $         7.97167430
      December 31, 1983          $         1.86959830           June 30, 1996            $         8.16277408
      March 31, 1984             $         1.77987261           September 30, 1996       $         8.36088935
      June 30, 1984              $         1.74123169           December 31, 1996        $         8.76699327
      September 30, 1984         $         1.89436321           March 31, 1997           $         9.10319430
      December 31, 1984          $         1.94021457           June 30, 1997            $         9.87479147
      March 31, 1985             $         2.11639231           September 30, 1997       $        10.11055595
      June 30, 1985              $         2.31593116           December 31, 1997        $        10.66148379
      September 30, 1985         $         2.17502453           March 31, 1998           $        10.99141808
      December 31, 1985          $         2.50415588           June 30, 1998            $        11.46520474
      March 31, 1986             $         2.92575544           September 30, 1998       $         9.63105524
      June 30, 1986              $         3.12894373           December 31, 1998        $        11.95317612
      September 30, 1986         $         2.79849885           March 31, 1999           $        12.29221948
      December 31, 1986          $         2.92996949           June 30, 1999            $        13.52815376
      March 31, 1987             $         3.45357315           September 30, 1999       $        12.49689723
      June 30, 1987              $         3.47692861           December 31, 1999        $        12.40218931


                                                                                                  (Continued)

4.



ACCUMULATION UNIT VALUES (Continued)


              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      March 31, 2000             $        12.53233074           March 31, 2003           $        11.56298533
      June 30, 2000              $        12.24858685           June 30, 2003            $        13.53742761
      September 30, 2000         $        13.38557109           September 30, 2003       $        13.93933144
      December 31, 2000          $        14.31497677           December 31, 2003        $        15.70708492
      March 31, 2001             $        13.73607754           March 31, 2004           $        16.37585983
      June 30, 2001              $        14.31362550           June 30, 2004            $        16.55182442
      September 30, 2001         $        12.85597815           September 30, 2004       $        16.65007324

      December 31, 2001          $        13.99677835           December 31, 2004        $        18.25560866

      March 31, 2002             $        15.05815490           March 31, 2005           $        18.25491083
      June 30, 2002              $        14.19273347           June 30, 2005            $        18.65808224

      September 30, 2002         $        11.81737430           August 25, 2005          $        18.94771955
      December 31, 2002          $        12.43353369

                                                                                                       (Concluded)


5. SUBSEQUENT EVENT

     Termination of Variable Annuity Account A's registration with the SEC under the Investment Company Act of 1940 was effective on August 25, 2005. On September 15, 2005, the investments were transferred to a registered open-end management investment company, Vanguard Variable Insurance Fund Equity Income Portfolio. The investment management and advisory services fee of .4656% of net assets was discontinued at the time of the transfer.



ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A


By:
        /s/ W.T. McCallum
        W. T. McCallum
        President

Date:   October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ W.T. McCallum
        W. T. McCallum
        President

Date:  October 21, 2005


By:
        /s/ G.R. McDonald
        G. R. McDonald
        Treasurer

Date:   October 21, 2005